Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.5

Data Compare Summary
2025_ADMT-NQM5_FINAL
Run Date - 11/10/2025 10:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	25	989	2.53%	All Income was verified for each borrower
ApplicationDate	78	989	7.89%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	1	989	0.1%	All variances were verified by Citizenship documents
B1FirstName	32	989	12.94%	All variances were spelling differences in the tape vs on the note.
B1LastName	21	989	2.12%	All variances were spelling differences in the tape vs on the note.
B2FirstName	2	166	9.64%	All variances were spelling differences in the tape vs on the note.
B2LastName	5	166	3.01%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	463	883	52.43%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	56	989	5.66%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	14	989	1.42%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	26	989	2.63%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	0	989	0%
LoanAmount	0	989	0%
LoanProgram	14	989	1.42%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	989	0%
MINNo	15	960	1.56%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	889	0%
NoteDate	2	955	0.21%	All date variances were verified from the Promissory Note.
NumberofUnits	4	989	0.4%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	989	0%
PrimaryAppraisedPropertyValue	10	989	1.01%	Mission verified values used from the appraisal.
PropertyAddress	126	989	12.74%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	1	989	0.1%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCounty	106	989	10.72%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	989	0%
PropertyType	78	985	7.92%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	989	0%
QualifyingCLTV	46	989	4.65%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	32	402	7.96%	All variations were verified from the 1003 documentation.
SalesPrice	2	601	0.33%	Mission verified sales price from sales contracts and closing documents.
TotalDebtIncomeRatio	2	943	0.21%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	1	974	0.1%	Mission verifies all guideline data used for each loan.
UnderwritingGuidelineName	0	974	0.21%	Mission verifies all guideline data used for each loan.
UnderwritingGuidelineVersionDate	447	923	48.43%	Mission verifies all guideline data used for each loan.
VerifiedDocType	212	980	21.63%	Mission uses ASF defined doc types used for income qualification an dthe lender tape differs from these enumerations.